Consolidated Statement of Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Profit or loss [abstract]
Profit/(loss) for the year	$ 4,235,545	$ 32,900,444	$ (37,446,111)	$ 33,409,353
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:-
Exchange difference on translation of foreign operation	(3,608)	(28,025)	(3,475)	(12,827)
Total comprehensive income/(loss) for the year	$ 4,231,937	$ 32,872,419	$ (37,449,586)	$ 33,396,526